SUBORDINATED LIABILITIES - Summary of Dated Subordinated Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Subordinated Liabilities [Line Items]
Dated subordinated liabilities	£ 1,837	£ 1,838
4.75% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	4.75%	4.75%
Maturity	2025	2025
Dated subordinated liabilities	£ 332	£ 326
7.95% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	7.95%	7.95%
Maturity	2029	2029
Dated subordinated liabilities	£ 189	£ 193
6.50% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	6.50%	6.50%
Maturity	2030	2030
Dated subordinated liabilities	£ 1	£ 1
5.875% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	5.875%	5.875%
Maturity	2031	2031
Dated subordinated liabilities	£ 7	£ 7
5.625% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	5.625%	5.625%
Maturity	2045	2045
Dated subordinated liabilities	£ 226	£ 222
7.869% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	7.869%	7.869%
Maturity	2033	2033
Dated subordinated liabilities	£ 314	£ 321
8.296% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	8.296%	8.296%
Maturity	2033	2033
Dated subordinated liabilities	£ 768	£ 768